As filed with the Securities and Exchange Commission on August 24, 2018

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-22791

DoubleLine Income Solutions Fund

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

c/o DoubleLine Capital LP

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: June 30, 2018

Item 1. Schedule of Investments.

DoubleLine Income Solutions Fund

Schedule of Investments

June 30, 2018 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.4%
1,485,000	Coinstar Funding LLC, Series 2017-1A-A2	5.22%	^	04/25/2047	1,508,437
5,486,250	Harley Marine Financing LLC, Series 2018-1A-A2	5.68%	^	05/15/2043	5,570,574
979,167	Sapphire Aviation Finance Ltd., Series 2018-1A-B	5.93%	^	03/15/2040	993,064

Total Asset Backed Obligations (Cost $7,956,904)					8,072,075

Bank Loans - 12.3%
160,000	Acrisure LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.07%		11/22/2023	159,000
757,369	Acrisure, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		11/22/2023	756,900
2,380,000	Airxcel, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%)	6.59%		04/25/2025	2,377,025
1,905,000	Aleris International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%)	6.86%		02/08/2023	1,891,303
3,000,000	Almonde, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.56%		06/13/2025	2,897,805
3,630,000	Applied Systems, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.00%, 1.00% Floor)	9.33%		09/19/2025	3,750,697
1,718,133	Ascena Retail Group, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 0.75% Floor)	6.63%		08/21/2022	1,538,588
6,330,000	Asurion LLC, Secured 2nd Lien Term Loan, Tranche B2 (1 Month LIBOR USD + 6.00%)	8.09%		08/04/2025	6,432,862
2,780,000	Autokiniton US Holdings, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.00%)	6.08%		05/22/2025	2,793,900
2,693,246	Azure Midstream Energy LLC, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 6.50%, 1.00% Floor)	8.59%		11/15/2018	2,639,381
	BI-LO LLC, Senior Secured 1st Lien Term Loan
1,684,210	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.17%		05/15/2024	1,630,534
1,684,211	(1 Month LIBOR USD + 8.00%, 1.00% Floor)	10.09%		05/15/2024	1,630,535
1,631,579	(3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.33%		05/15/2024	1,579,581
7,591,498	Capital Automotive L.P., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.10%		03/24/2025	7,657,924
2,251,426	Ceva Group PLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%)	7.83%		03/19/2021	2,250,818
924,064	Ceva Logistics Holdings B.V., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	923,814
3,758,903	CEVA Logistics U.S. Holdings Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	3,757,888
469,863	Ceva Logistics Canada, ULC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.50%, 1.00% Floor)	7.86%		03/19/2021	469,736
630,000	CH Holdings Corporation, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	9.34%		02/01/2025	640,237
	Charah LLC, Guaranteed Senior Secured 1st Lien Term Loan
3,004,688	(3 Month LIBOR USD + 6.25%, 1.00% Floor)	8.56%		10/25/2024	3,043,493
75,000	(2 Month LIBOR USD + 6.25%, 1.00% Floor)	8.42%		10/25/2024	75,969
3,500,000	Cologix, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	9.09%		03/20/2025	3,538,500
1,999,988	CONSOL Mining Corporation, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor)	8.32%		10/26/2022	2,057,487
3,685,000	Coronado Curragh LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/14/2025	3,726,456
1,005,000	Coronado Curragh LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 6.50%, 1.00% Floor)	8.83%		03/21/2025	1,016,306
1,855,000	Covia Holdings Corporation, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.05%		06/01/2025	1,857,616
625,000	CP VI Bella Topco LLC, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)	8.84%		12/28/2025	620,831
2,900,000	CSM Bakery Supplies LLC, Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.75%, 1.00% Floor)	10.06%		¥07/03/2021	2,733,250
420,000	CVS Holdings LP, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)	8.85%		02/06/2026	417,900
4,995,000	Cyxtera DC Holdings, Inc., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.61%		05/01/2025	4,995,000
900,000	Edelman Financial Center LLC., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 6.75%)	9.05%		6/26/2026	908,861
1,540,000	EnergySolutions LLC, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/09/2025	1,544,813
5,911,414	Evergreen Skills Lux Sarl, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		04/28/2021	5,606,592
1,250,000	Excelitas Technologies Corporation, Secured 2nd Lien Term Loan (6 Month LIBOR USD + 7.50%, 1.00% Floor)	9.97%		12/01/2025	1,280,469
1,109,243	Explorer Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.75%, 1.00% Floor)	6.08%		05/02/2023	1,109,242
9,515,838	Foresight Energy LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.11%		03/28/2022	9,475,729
945,482	FullBeauty Brands Holdings Corporation, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.84%		10/14/2022	392,375
4,066,129	Gavilan Resources, LLC, Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.09%		03/01/2024	4,012,781
1,890,000	Gentiva Health Services, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.00%)	9.30%		6/22/2026	1,918,350
335,000	Genworth Holdings, Inc., Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.55%		03/07/2023	341,700
1,975,000	Go Wireless, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.50%, 1.00% Floor)	8.59%		12/22/2024	1,960,187
2,050,000	Gulf Finance LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.25%, 1.00% Floor)	7.59%		8/25/2023	1,778,375
5,700,000	Healogics Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.32%		07/01/2022	4,602,750
4,000,000	HVSC Merger Sub Corporation, Guaranteed Secured 2nd Lien Term Loan (2 Month LIBOR USD + 8.25%, 1.00% Floor)	10.35%		10/27/2025	4,031,680
6,500,000	Hyland Software, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%, 0.75% Floor)	9.09%		07/07/2025	6,613,750
1,255,800	Impala Private Holdings LLC, Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	10.10%		¥11/10/2025	1,268,358
6,866,454	Jo-Ann Stores, LLC, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 5.00%, 1.00% Floor)	7.51%		10/20/2023	6,829,273
1,860,000	Keane Group Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 3.75%, 1.00% Floor)	5.88%		05/25/2025	1,860,000
4,340,000	Kestrel Acquisition LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 4.25%, 1.00% Floor)	6.35%		05/01/2025	4,369,838
2,260,000	Kindred Healthcare, Inc., Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.30%		6/23/2025	2,243,050
4,500,000	Kronos, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.25%, 1.00% Floor)	10.61%		11/01/2024	4,648,657
5,835,000	Longview Power LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 6.00%, 1.00% Floor)	8.36%		04/13/2021	5,110,497
3,336,250	LSF9 Atlantis Holdings, LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.00%		05/01/2023	3,309,143
3,077,143	Masergy Communications, Inc., Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.50%, 1.00% Floor)	9.83%		¥12/12/2024	3,096,375
8,220,000	McDermott International, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.00%, 1.00% Floor)	7.09%		05/10/2025	8,271,827
8,000,000	Mitchell International, Inc., Senior Secured Second Lien Term Loan (1 Month LIBOR USD + 7.25%)	9.34%		11/20/2025	8,022,520
1,550,000	Peak 10 Holding Corporation, Guaranteed Secured 2nd Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.61%		08/01/2025	1,544,575
640,000	Pelican Products, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.75%)	9.73%		05/01/2026	647,200
6,200,000	Piscine US Acquisition LLC, Guaranteed Secured 2nd Lien Term Loan (Prime Rate + 8.00%)	13.00%		12/20/2024	6,285,250
5,982,667	Polycom, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 5.25%, 1.00% Floor)	7.34%		09/27/2023	5,995,769
2,000,000	PowerTeam Services, LLC, Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 7.25%, 1.00% Floor)	9.58%		02/27/2026	2,002,500
2,762,870	Precyse Acquisition Corp, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.50%, 1.00% Floor)	6.59%		10/20/2022	2,749,926
2,500,000	Quest Software US Holdings Inc, Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%)	6.58%		05/16/2025	2,494,275
2,683,333	Rack Merger Sub, Inc., Guaranteed Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.25%, 1.00% Floor)	9.34%	Þ	10/03/2022	2,703,458
5,863,636	RentPath, Inc., Senior Secured First Lien Term Loan (1 Month LIBOR USD + 4.75%, 1.00% Floor)	6.85%		¥12/17/2021	5,379,886
3,845,000	Romulus Merger Sub LLC, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.25%)	8.34%		02/13/2026	3,859,419
	Sedgwick, Inc., Guaranteed Secured 2nd Lien Term Loan
5,233,383	(1 Month LIBOR USD + 5.75%, 1.00% Floor)	7.84%		02/28/2022	5,269,389
1,541,617	(3 Month LIBOR USD + 5.75%, 1.00% Floor)	8.06%		02/28/2022	1,552,223
2,445,000	Solenis International LP, Guaranteed Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 4.00%)	6.30%		12/18/2023	2,443,007
1,275,000	Solenis International, L.P., Senior Secured Second Lien Term Loan (3 Month LIBOR USD + 8.50%)	10.68%		06/01/2026	1,260,656
1,485,504	Solera LLC, Senior Secured First Lien Term Loan (1 Month LIBOR USD + 2.75%)	4.84%		03/03/2023	1,480,862
1,770,000	Sound Inpatient Physicians, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 9.05%)	9.05%		6/19/2026	1,778,850
3,125,000	Southern Graphics, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.50%)	9.59%		12/31/2023	3,142,578
550,000	SRS Distribution Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 3.25%)	5.58%		05/23/2025	542,669
4,027,800	Summit Midstream Partners Holdings LLC, Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 6.00%, 1.00% Floor)	8.09%		05/13/2022	4,080,685
4,769,365	Syncreon Global Finance (US) Inc., Senior Secured First Lien Term Loan (3 Month LIBOR USD + 4.25%, 1.00% Floor)	6.61%		10/28/2020	4,513,012
3,820,000	TKC Holdings, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 8.00%, 1.00% Floor)	10.10%		02/01/2024	3,832,721
4,840,000	US Renal Care, Inc., Senior Secured 2nd Lien Term Loan (3 Month LIBOR USD + 8.00%, 1.00% Floor)	10.34%		12/31/2023	4,846,050
6,000,000	Viewpoint, Inc., Secured 2nd Lien Term Loan (Prime Rate + 7.25%)	12.25%		07/18/2025	6,030,000
6,000,000	Vine Oil & Gas LP, Guaranteed Senior Secured 1st Lien Term Loan (1 Month LIBOR USD + 6.88%, 1.00% Floor)	8.97%		12/12/2021	6,030,000
2,672,981	Wand Intermediate LP, Secured 2nd Lien Term Loan (6 Month LIBOR USD + 7.25%, 1.00% Floor)	9.14%		09/19/2022	2,689,687
1,650,859	WASH Multifamily Laundry Systems LLC, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	9.09%		05/14/2023	1,601,333
289,141	WASH Multifamily Laundry Systems LLC, Secured 2nd Lien Term Loan (1 Month LIBOR USD + 7.00%, 1.00% Floor)	9.09%		05/12/2023	280,467
1,340,000	Wink Holdco, Inc., Secured 2nd Lien Term Loan (1 Month LIBOR USD + 6.75%, 1.00% Floor)	8.85%		11/03/2025	1,336,094
2,930,000	Yak Access LLC, Senior Secured 1st Lien Term Loan (3 Month LIBOR USD + 5.00%)	7.32%		7/31/2025	2,842,100

Total Bank Loans (Cost $251,897,508)					253,683,169

Collateralized Loan Obligations - 11.6%
2,000,000	Adams Mill Ltd., Series 2014-1A-D2, (3 Month LIBOR USD + 4.25%)	6.60%	^	07/15/2026	2,003,502
6,000,000	Adams Mill Ltd., Series 2014-1A-E2, (3 Month LIBOR USD + 6.25%)	8.60%	^	07/15/2026	6,023,559
1,000,000	ALM LLC, Series 2016-19A-C, (3 Month LIBOR USD + 4.35%)	6.70%	^	07/15/2028	1,009,046
5,000,000	ALM LLC, Series 2016-19A-D, (3 Month LIBOR USD + 7.35%)	9.70%	^	07/15/2028	5,094,951
1,000,000	Apidos Ltd., Series 2014-18A-E, (3 Month LIBOR USD + 6.00%)	8.36%	^	07/22/2026	1,007,157
2,000,000	Apidos Ltd., Series 2015-21A-ER, (3 Month LIBOR USD + 8.25%, 8.25% Floor)	0.00%	^	07/18/2027	2,000,000
2,250,000	Babson Ltd., Series 2015-2A-ER, (3 Month LIBOR USD + 6.45%)	8.81%	^	10/20/2030	2,287,981
2,827,890	Babson Ltd., Series 2016-2A-E, (3 Month LIBOR USD + 6.90%, 6.90% Floor)	9.26%	^	07/20/2028	2,866,324
4,000,000	Barings Ltd., Series 2016-3A-D, (3 Month LIBOR USD + 7.25%, 7.25% Floor)	9.60%	^	01/15/2028	4,084,227
500,000	Birchwood Park Ltd., Series 2014-1A-E2, (3 Month LIBOR USD + 6.40%)	8.75%	^	07/15/2026	500,735
8,000,000	BlueMountain Ltd., Series 2012-2A-ER, (3 Month LIBOR USD + 7.10%)	9.43%	^	11/20/2028	8,128,500
2,500,000	BlueMountain Ltd., Series 2015-2A-F, (3 Month LIBOR USD + 6.80%, 6.80% Floor)	9.16%	^	07/18/2027	2,387,066
3,000,000	BlueMountain Ltd., Series 2016-2A-D, (3 Month LIBOR USD + 7.00%)	9.33%	^	08/20/2028	3,019,107
5,000,000	Bristol Park Ltd., Series 2016-1A-E, (3 Month LIBOR USD + 7.25%)	9.60%	^	04/15/2029	5,170,374
8,050,000	Canyon Capital Ltd., Series 2015-1A-ER, (3 Month LIBOR USD + 6.85%)	9.20%	^	04/15/2029	8,196,736
2,500,000	Canyon Capital Ltd., Series 2016-1A-ER, (3 Month LIBOR USD + 5.75%)	0.00%	^	07/15/2031	2,479,705
1,000,000	Canyon Capital Ltd., Series 2016-2A-E, (3 Month LIBOR USD + 6.75%)	9.10%	^	10/15/2028	1,012,466
4,650,000	Canyon Capital Ltd., Series 2017-1A-E, (3 Month LIBOR USD + 6.25%)	8.60%	^	07/15/2030	4,684,538
2,500,000	Canyon Capital Ltd., Series 2018-1A-E, (3 Month LIBOR USD + 5.75%, 5.75% Floor)	7.79%	^	07/15/2031	2,494,853
2,000,000	Carlyle Global Market Strategies Ltd., Series 2013-3A-DR, (3 Month LIBOR USD + 5.50%)	7.85%	^	10/15/2030	2,014,674
1,850,000	Carlyle Global Market Strategies Ltd., Series 2016-2A-D2, (3 Month LIBOR USD + 6.45%, 6.45% Floor)	8.80%	^	07/15/2027	1,861,987
2,000,000	Carlyle Global Market Strategies Ltd., Series 2016-4A-D, (3 Month LIBOR USD + 6.90%)	9.26%	^	10/20/2027	2,021,521
2,000,000	Cent Ltd., Series 2014-22A-D, (3 Month LIBOR USD + 5.30%)	7.66%	^	11/07/2026	2,003,998
2,500,000	Dryden Ltd., Series 2018-55A-F, (3 Month LIBOR USD + 7.20%)	9.24%	^	04/15/2031	2,373,833
3,000,000	Dryden Senior Loan Fund, Series 2015-37A-ER, (3 Month LIBOR USD + 5.15%, 5.15% Floor)	6.87%	^	01/15/2031	2,968,216
5,000,000	Galaxy Ltd., Series 2014-18A-E2, (3 Month LIBOR USD + 6.30%)	8.65%	^	10/15/2026	5,007,358
1,250,000	Galaxy Ltd., Series 2017-24A-E, (3 Month LIBOR USD + 5.50%)	7.48%	^	01/15/2031	1,247,639
10,000,000	GoldenTree Loan Opportunities Ltd., Series 2015-10A-E1, (3 Month LIBOR USD + 6.00%, 6.00% Floor)	8.36%	^	07/20/2027	10,011,941
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-C, (3 Month LIBOR USD + 3.50%)	5.86%	^	04/28/2025	1,002,586
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-D, (3 Month LIBOR USD + 5.00%)	7.36%	^	04/28/2025	968,775
1,000,000	Halcyon Loan Advisors Funding Ltd., Series 2014-2A-E, (3 Month LIBOR USD + 5.75%)	8.11%	^	04/28/2025	896,765
3,500,000	LCM LP, Series 14A-FR, (3 Month LIBOR USD + 7.61%)	10.01%	^	07/20/2031	3,354,317
7,000,000	LCM LP, Series 19A-E1, (3 Month LIBOR USD + 6.45%, 6.45% Floor)	8.80%	^	07/15/2027	7,032,616
6,500,000	LCM LP, Series 26A-E, (3 Month LIBOR USD + 5.30%, 5.30% Floor)	7.23%	^	01/20/2031	6,411,733
7,100,000	Madison Park Funding Ltd., Series 2015-18A-ER, (3 Month LIBOR USD + 6.35%)	8.71%	^	10/21/2030	7,299,938
1,500,000	Madison Park Funding Ltd., Series 2016-22A-E, (3 Month LIBOR USD + 6.65%)	9.01%	^	10/25/2029	1,518,409
3,000,000	Madison Park Funding Ltd., Series 2017-25A-D, (3 Month LIBOR USD + 6.10%)	8.46%	^	04/25/2029	3,023,264
10,000,000	Magnetite Ltd., Series 2012-7A-DR2, (3 Month LIBOR USD + 4.50%)	6.85%	^	01/15/2028	9,996,045
7,500,000	Magnetite Ltd., Series 2015-16A-ER, (3 Month LIBOR USD + 5.00%)	7.36%	^	01/18/2028	7,447,034
2,000,000	Neuberger Berman Loan Advisers Ltd., Series 2017-16SA-E, (3 Month LIBOR USD + 5.40%)	7.75%	^	01/15/2028	1,981,254
5,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR, (3 Month LIBOR USD + 7.15%)	9.50%	^	07/15/2029	5,165,913
2,000,000	Octagon Investment Partners Ltd., Series 2013-1A-D, (3 Month LIBOR USD + 3.35%)	5.70%	^	07/17/2025	2,002,657
9,500,000	Octagon Investment Partners Ltd., Series 2013-1A-E, (3 Month LIBOR USD + 4.50%)	6.85%	^	07/17/2025	9,346,050
8,250,000	Octagon Investment Partners Ltd., Series 2013-1A-ER, (3 Month LIBOR USD + 5.75%, 5.75% Floor)	0.00%	^	07/17/2030	8,250,000
5,460,000	Octagon Investment Partners Ltd., Series 2013-1A-ER, (3 Month LIBOR USD + 7.00%)	9.36%	^	07/19/2030	5,573,546
2,000,000	Octagon Investment Partners Ltd., Series 2014-1A-D, (3 Month LIBOR USD + 6.60%)	8.96%	^	11/14/2026	2,015,292
2,000,000	Octagon Investment Partners Ltd., Series 2016-1A-FR, (3 Month LIBOR USD + 8.09%, 8.09% Floor)	10.14%	^	07/15/2030	1,982,230
4,000,000	Octagon Investment Partners Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 6.20%)	8.56%	^	03/17/2030	4,021,119
7,500,000	Stewart Park Ltd., Series 2015-1A-ER, (3 Month LIBOR USD + 5.28%, 5.28% Floor)	7.63%	^	01/15/2030	7,475,851
2,000,000	TCI-Cent Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 6.30%)	8.66%	^	07/25/2030	2,022,667
7,200,000	Venture Ltd., Series 2016-24A-E, (3 Month LIBOR USD + 6.72%)	9.08%	^	10/20/2028	7,271,015
5,000,000	Venture Ltd., Series 2017-26A-E, (3 Month LIBOR USD + 6.80%)	9.16%	^	01/20/2029	5,075,467
4,000,000	Venture Ltd., Series 2017-27A-E, (3 Month LIBOR USD + 6.35%)	8.71%	^	07/20/2030	4,028,024
3,050,000	Voya Ltd., Series 2016-4A-E2, (3 Month LIBOR USD + 6.65%)	9.01%	^	07/20/2029	3,110,867
1,500,000	Voya Ltd., Series 2017-1A-D, (3 Month LIBOR USD + 6.10%)	8.45%	^	04/17/2030	1,518,292
1,000,000	Voya Ltd., Series 2018-2A-E, (3 Month LIBOR USD + 5.25%, 5.25% Floor)	7.62%	^	07/15/2031	998,286
1,000,000	Voya Ltd., Series 2018-2A-F, (3 Month LIBOR USD + 7.29%, 7.29% Floor)	9.66%	^	07/15/2031	947,943
2,000,000	WhiteHorse Ltd., Series 2012-1A-B1L, (3 Month LIBOR USD + 4.25%)	6.61%	^	02/03/2025	2,002,449
1,250,000	WhiteHorse Ltd., Series 2012-1A-B2L, (3 Month LIBOR USD + 5.25%)	7.61%	^	02/03/2025	1,252,528
1,600,000	WhiteHorse Ltd., Series 2012-1A-B3L, (3 Month LIBOR USD + 6.50%)	8.86%	^	02/03/2025	1,598,057
3,250,000	WhiteHorse Ltd., Series 2013-1A-B1L, (3 Month LIBOR USD + 3.70%)	6.03%	^	11/24/2025	3,260,730
2,000,000	Wind River Ltd., Series 2013-2A-E1R, (3 Month LIBOR USD + 6.75%)	9.11%	^	10/18/2030	2,024,787
3,500,000	Wind River Ltd., Series 2014-2A-ER, (3 Month LIBOR USD + 5.75%, 5.75% Floor)	8.10%	^	01/15/2031	3,466,685
2,000,000	Wind River Ltd., Series 2016-1A-D, (3 Month LIBOR USD + 4.65%)	7.00%	^	07/15/2028	1,999,931
5,000,000	Wind River Ltd., Series 2017-1A-E, (3 Month LIBOR USD + 6.42%)	8.78%	^	04/18/2029	5,034,137
3,000,000	Wind River Ltd., Series 2017-3A-E, (3 Month LIBOR USD + 6.40%)	8.75%	^	10/15/2030	3,028,998
1,000,000	Wind River Ltd., Series 2018-1A-E, (3 Month LIBOR USD + 5.50%)	0.00%	^	07/15/2030	1,000,000

Total Collateralized Loan Obligations (Cost $237,285,439)					240,368,251

Foreign Corporate Bonds - 62.6%
10,200,000	Adecoagro S.A.	6.00%	^	09/21/2027	8,464,470
11,272,000	Aeropuerto Argentina S.A.	6.88%	z	02/01/2027	10,876,127
3,850,000	Aeropuerto Argentina S.A.	6.88%	^	02/01/2027	3,714,788
5,400,000	Aeropuertos Dominicanos Siglo S.A.	6.75%	^	03/30/2029	5,636,250
25,000,000	AES Andres B.V.	7.95%	^	05/11/2026	25,875,000
2,000,000	AES El Salvador Trust	6.75%	^	03/28/2023	1,859,400
19,000,000	AES El Salvador Trust	6.75%	z	03/28/2023	17,664,300
27,000,000	Ajecorp B.V.	6.50%		05/14/2022	21,532,500
18,000,000	Alfa S.A.B. de C.V.	6.88%	z	03/25/2044	18,431,280
84,067	Autopistas del Nordeste Ltd.	9.39%		04/15/2024	89,952
4,752,000	Autopistas del Sol S.A.	7.38%	^	12/30/2030	4,799,520
20,000,000	Avianca Holdings S.A.	8.38%	^	05/10/2020	20,250,000
10,500,000	Avianca Holdings S.A.	8.38%	z	05/10/2020	10,631,250
11,750,000	Axtel S.A.B. de C.V.	6.38%	^z	11/14/2024	11,177,187
8,541,000	Banco BTG Pactual S.A., (5 Year CMT Rate + 6.98%)	8.75%	†	09/18/2019	8,652,204
1,160,000	Banco de Galicia y Buenos Aires S.A., (5 Year CMT Rate + 7.16%)	8.25%	z	07/19/2026	1,176,147
26,428,000	Banco de Reservas de la Republica Dominicana	7.00%		02/01/2023	26,692,280
572,000	Banco de Reservas de la Republica Dominicana	7.00%	^	02/01/2023	577,720
30,390,000	Banco do Brasil S.A., (10 Year CMT Rate + 7.33%)	9.25%	†z	04/15/2023	30,124,088
7,000,000	Banco GNB Sudameris S.A., (5 Year CMT Rate + 4.56%)	6.50%	^†	04/03/2027	7,166,250
7,000,000	Banco GNB Sudameris S.A., (5 Year CMT Rate + 4.56%)	6.50%	z	04/03/2027	7,166,250
12,545,000	Banco Macro S.A., (5 Year Swap Rate USD + 5.46%)	6.75%	z	11/04/2026	11,792,300
15,000,000	Banco Macro S.A., (5 Year Swap Rate USD + 5.46%)	6.75%	^z	11/04/2026	14,100,000
8,000,000	Banco Mercantil de Norte, (10 Year CMT Rate + 5.35%)	7.63%	^†z	01/10/2028	7,930,000
18,600,000	Banco Mercantil del Norte S.A., (5 Year CMT Rate + 4.45%)	5.75%	z	10/04/2031	17,088,750
2,258,000	Bantrab Senior Trust	9.00%		11/14/2020	2,311,628
10,000,000	Bantrab Senior Trust	9.00%	^	11/14/2020	10,237,500
19,000,000	Braskem Finance Ltd.	7.38%	†z	07/09/2018	19,128,060
12,000,000	C&W Senior Financing DAC	6.88%	z	09/15/2027	11,535,000
5,026,000	C10 Capital SPV Ltd., (3 Month LIBOR USD + 4.71%)	7.04%	†	08/13/2018	4,988,305
10,150,000	C5 Capital Ltd., (3 Month LIBOR USD + 4.28%)	6.61%	†	07/30/2018	9,997,750
15,500,000	Camposol S.A.	10.50%	^	07/15/2021	16,352,500
20,000,000	Canacol Energy Ltd.	7.25%	^z	05/03/2025	19,375,000
16,200,000	Capex S.A.	6.88%	z	05/15/2024	14,525,244
3,800,000	Capex S.A.	6.88%	^z	05/15/2024	3,407,156
18,230,000	CFG Investment S.A.C.	9.75%	Ω	07/30/2019	19,825,125
11,297,000	Cia General de Combustibles S.A.	9.50%	z	11/07/2021	11,127,545
3,500,000	Cia General de Combustibles S.A.	9.50%	^	11/07/2021	3,447,500
19,000,000	CIMPOR Financial Operations B.V.	5.75%	z	07/17/2024	15,295,000
1,000,000	Colombia Telecomunicaciones S.A., (5 Year Swap Rate USD + 6.96%)	8.50%	†z	03/30/2020	1,047,500
26,000,000	Colombia Telecomunicaciones S.A., (5 Year Swap Rate USD + 6.96%)	8.50%	^†z	03/30/2020	27,235,000
11,500,000	Comcel Trust	6.88%	z	02/06/2024	11,828,613
28,000,000	CorpGroup Banking S.A.	6.75%		03/15/2023	27,777,120
31,000,000	Cosan Overseas Ltd.	8.25%	†	08/05/2018	31,038,750
10,000,000	Credito Real S.A.B. de C.V.	7.25%	z	07/20/2023	9,850,000
11,000,000	Credito Real S.A.B. de C.V.	7.25%	^	07/20/2023	10,835,000
9,400,000	Credito Real S.A.B. de C.V., (10 Year CMT Rate + 7.03%)	9.13%	^†	11/29/2022	8,878,300
2,600,000	Credito Real S.A.B. de C.V., (10 Year CMT Rate + 7.03%)	9.13%	†z	11/29/2022	2,455,700
8,000,000	CSN Islands XII Corporation	7.00%	†	09/23/2018	5,880,000
14,400,000	CSN Resources S.A.	7.63%	^z	02/13/2023	13,014,000
38,600,000	Digicel Ltd.	8.25%	z	09/30/2020	29,287,750
5,000,000	Digicel Ltd.	7.13%	^z	04/01/2022	3,312,500
5,000,000	Digicel Ltd.	7.13%	z	04/01/2022	3,312,500
5,260,000	Docuformas SAPI de C.V.	9.25%		10/11/2022	4,786,600
16,080,000	Eldorado International Finance GMBH	8.63%	^z	06/16/2021	16,620,690
4,000,000	Eldorado International Finance GMBH	8.63%	z	06/16/2021	4,134,500
12,000,000	Energuate Trust	5.88%		05/03/2027	11,550,000
20,000,000	Financiera Independencia S.A.B. de C.V. SOFOM ENR	8.00%	^z	07/19/2024	16,500,000
10,000,000	Gilex Holding Sarl	8.50%	^z	05/02/2023	10,320,000
14,400,000	Gran Tierra Energy International Holdings Ltd.	6.25%	^	02/15/2025	13,554,000
1,680,000	Grupo Famsa S.A.B. de C.V.	7.25%		06/01/2020	1,608,600
5,600,000	Grupo Famsa S.A.B. de C.V.	7.25%	^	06/01/2020	5,362,000
12,300,000	Grupo Idesa S.A. de C.V.	7.88%		12/18/2020	9,594,000
14,700,000	Grupo Idesa S.A. de C.V.	7.88%	^z	12/18/2020	11,466,000
4,000,000	Grupo Posadas S.A.B. de C.V.	7.88%		06/30/2022	3,980,000
26,000,000	Grupo Posadas S.A.B. de C.V.	7.88%	^	06/30/2022	25,870,000
22,000,000	GTL Trade Finance, Inc.	7.25%	z	04/16/2044	22,385,000
13,447,000	GW Honos Security Corporation	8.75%	^z	05/15/2025	13,783,175
8,345,000	Hulk Finance Corporation	7.00%	^	06/01/2026	8,011,200
22,700,000	Inkia Energy Ltd.	5.88%	^z	11/09/2027	21,252,875
15,000,000	Instituto Costarricense de Electricidad	6.38%	^	05/15/2043	12,525,000
11,800,000	Instituto Costarricense de Electricidad	6.38%	z	05/15/2043	9,853,000
3,530,000	Intelsat Jackson Holdings S.A.	7.25%		10/15/2020	3,530,000
7,715,000	Intelsat Jackson Holdings S.A.	9.75%	^	07/15/2025	8,158,612
14,100,000	Itau Unibanco Holding S.A., (5 Year CMT Rate + 3.86%)	6.50%	^†z	03/19/2023	13,395,000
25,000,000	JBS Investments GmbH	7.25%	z	04/03/2024	24,307,250
19,555,000	Kronos Acquisition Holdings, Inc.	9.00%	^z	08/15/2023	17,648,387
6,000,000	Latam Finance Ltd.	6.88%		04/11/2024	5,895,000
16,560,000	Magnesita Finance Ltd.	8.63%	†	07/30/2018	16,539,300
15,000,000	MARB BondCo PLC	7.00%	^	03/15/2024	14,475,000
15,000,000	Marfrig Holdings Europe B.V.	8.00%	^	06/08/2023	15,243,750
13,760,000	MEG Energy Corporation	7.00%	^z	03/31/2024	12,917,200
17,500,000	Minerva Luxembourg S.A., (5 Year CMT Rate + 7.05%)	8.75%	^†	04/03/2019	17,718,750
11,000,000	Minerva Luxembourg S.A., (5 Year CMT Rate + 7.05%)	8.75%	†	04/03/2019	11,137,500
29,000,000	OAS Financial Ltd., (5 Year CMT Rate + 8.19%)	8.88%	^†Ω	07/30/2018	2,610,000
4,784,000	OAS Financial Ltd., (5 Year CMT Rate + 8.19%)	8.88%	†Ω	07/30/2018	430,560
6,000,000	Odebrecht Finance Ltd.	5.25%		06/27/2029	2,070,000
26,500,000	Odebrecht Finance Ltd.	7.13%		06/26/2042	9,407,500
10,000,000	Pampa Energia S.A.	7.50%	^z	01/24/2027	9,050,000
15,200,000	Pesquera Exalmar S.A.A.	7.38%		01/31/2020	15,124,000
4,800,000	Petra Diamonds PLC	7.25%	^z	05/01/2022	4,638,000
15,300,000	Petrobras Argentina S.A.	7.38%	^	07/21/2023	14,653,575
25,000,000	Petrobras Global Finance B.V.	6.75%	z	01/27/2041	22,465,000
10,500,000	Petrobras Global Finance B.V.	7.25%	z	03/17/2044	9,751,875
6,000,000	Rio Energy S.A.	6.88%		02/01/2025	5,010,000
9,000,000	Rio Energy S.A.	6.88%	^	02/01/2025	7,515,000
21,119,000	Sappi Papier Holding GMBH	7.50%	^	06/15/2032	21,752,570
7,500,000	Sappi Papier Holding GMBH	7.50%		06/15/2032	7,725,000
10,000,000	Tecnoglass, Inc.	8.20%		01/31/2022	10,525,000
14,930,000	Telesat LLC	8.88%	^	11/15/2024	16,012,425
10,694,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	10,961,350
2,950,000	Tervita Escrow Corporation	7.63%	^	12/01/2021	3,023,750
10,840,000	TI Group Automotice Systems LLC	8.75%	^	07/15/2023	11,335,388
6,400,000	Transportadora de Gas del Sur SA	6.75%	^z	05/02/2025	5,888,000
9,000,000	Unifin Financiera S.A.B. de C.V.	7.25%	^	09/27/2023	8,561,250
4,400,000	Unifin Financiera S.A.B. de C.V.	7.00%	^	01/15/2025	4,053,500
4,600,000	Unifin Financiera S.A.B. de C.V.	7.00%	z	01/15/2025	4,237,750
11,000,000	Unifin Financiera S.A.B. de C.V. SOFOM ENR, (5 Year CMT Rate + 6.31%)	8.88%	^†	01/29/2025	9,878,110
10,000,000	Unigel Luxembourg S.A.	10.50%	^	01/22/2024	10,337,500
1,500,000	Vedanta Resources PLC	6.13%		08/09/2024	1,322,133
1,000,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	1,000,000
19,000,000	Votorantim Cimentos S.A.	7.25%		04/05/2041	19,000,000
25,000,000	YPF S.A.	6.95%	^z	07/21/2027	21,531,250

Total Foreign Corporate Bonds (Cost $1,380,222,859)					1,294,766,934

Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations - 3.7%
9,400,000	Argentine Republic Government International Bond	7.13%	z	07/06/2036	7,574,050
25,000,000	Argentine Republic Government International Bond	7.63%	z	04/22/2046	20,300,000
21,900,000	Dominican Republic International Bond	6.85%	z	01/27/2045	21,789,624
30,000,000	Provincia de Buenos Aires	7.88%	^	06/15/2027	26,400,000

Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $84,024,864)					76,063,674

Municipal Bonds - 0.9%
45,000,000	Commonwealth of Puerto Rico General Obligation	8.00%	Ω	07/01/2035	18,337,500

Total Municipal Bonds (Cost $37,990,594)					18,337,500

Non-Agency Commercial Mortgage Backed Obligations - 13.5%
10,000,000	Atrium Hotel Portfolio Trust, Series 2018-ATRM-E, (1 Month LIBOR USD + 3.40%, 3.40% Floor)	5.36%	^	06/15/2035	10,049,152
9,948,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	9,136,912
30,524,109	Citigroup Commercial Mortgage Trust, Series 2014-GC25-XG	1.38%	#^I/O	10/10/2047	1,546,299
10,000,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	8,670,175
6,465,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.73%	#^Þ	10/15/2045	1,652,848
3,438,112	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-E	3.75%	^Þ	08/10/2047	2,378,424
3,929,315	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-F	3.75%	^Þ	08/10/2047	2,458,344
7,367,549	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-G	3.75%	^Þ¥	08/10/2047	2,427,858
14,000	Commercial Mortgage Pass-Through Certificates, Series 2014-UBS4-V	0.00%	#^Þ¥	08/10/2047	–
17,394,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR23-E	3.23%	^Þ	05/10/2048	12,303,855
6,400,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-E	3.25%	^Þ	10/10/2048	4,103,680
5,800,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-F	3.25%	^Þ	10/10/2048	3,282,852
18,438,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR26-XD	1.39%	#^I/O	10/10/2048	1,361,283
30,000,000	CSMC Trust, Series 2017-PFHP-G, (1 Month LIBOR USD + 6.15%, 6.15% Floor)	8.22%	^	12/15/2030	29,483,073
40,000,000	Great Wolf Trust, Series 2017-WFMZ-MC, (1 Month LIBOR USD + 10.47%, 10.47% Floor)	12.70%	^	09/15/2019	40,851,312
17,730,000	GS Mortgage Securities Corporation, Series 2014-GC20-E	4.52%	#^Þ	04/10/2047	9,577,764
65,010,362	GS Mortgage Securities Corporation, Series 2014-GC20-XD	1.35%	#^I/O	04/10/2047	3,674,915
5,051,000	GS Mortgage Securities Corporation, Series 2015-GC28-D	4.47%	#^	02/10/2048	4,045,473
375,693	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX-AM	5.46%	#	01/15/2049	376,062
3,760,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5-E	4.00%	#^	08/15/2046	3,149,742
12,817,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1-F	4.90%	#^Þ	01/15/2049	9,015,798
57,259,829	JPMBB Commercial Mortgage Securities Trust, Series 2013-C14-XC	1.12%	#^I/O	08/15/2046	2,583,137
14,113,175	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-E	4.00%	#^Þ	04/15/2047	10,333,399
7,840,900	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-F	3.75%	#^Þ	04/15/2047	4,363,774
25,090,332	JPMBB Commercial Mortgage Securities Trust, Series 2014-C19-NR	3.75%	#^Þ¥	04/15/2047	8,143,017
47,672,382	JPMBB Commercial Mortgage Securities Trust, Series 2014-C21-XD	0.91%	#^I/O	08/15/2047	1,771,134
12,020,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-E	2.81%	#^Þ	02/15/2048	8,128,285
24,531,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-XE	1.68%	#^I/O	02/15/2048	2,029,921
392,203	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-1-B	5.98%	#	02/12/2039	391,538
850,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26	0.00%	#Þ	10/15/2048	581,001
8,150,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C26-E	4.56%	#^Þ	10/15/2048	5,570,770
11,453,000	Morgan Stanley Capital Trust, Series 2017-ASHF-G, (1 Month LIBOR USD + 6.90%, 6.90% Floor)	8.97%	^	11/15/2034	11,535,908
14,085,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C5-E	4.22%	#^Þ	03/10/2046	10,490,057
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-E	3.25%	^Þ	08/15/2050	3,170,414
4,870,000	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XC	1.80%	#^I/O	08/15/2050	386,132
12,175,807	Wells Fargo Commercial Mortgage Trust, Series 2014-LC16-XD	1.80%	#^I/O	08/15/2050	879,753
18,361,980	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-E	4.37%	#^Þ	06/15/2048	11,932,771
9,180,600	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-F	4.37%	#^Þ	06/15/2048	4,606,779
39,018,814	Wells Fargo Commercial Mortgage Trust, Series 2015-C29-G	4.37%	#^Þ¥	06/15/2048	11,629,792
6,500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C30-E	3.25%	^	09/15/2058	4,194,923
1,420,000	Wells Fargo Commercial Mortgage Trust, Series 2015-LC22-E	3.36%	^Þ	09/15/2058	932,690
11,973,000	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-E	3.50%	#^Þ	03/15/2047	8,523,830
87,892,034	WF-RBS Commercial Mortgage Trust, Series 2014-LC14-XC	1.65%	#^I/O	03/15/2047	6,875,807

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $295,921,618)					278,600,653

Non-Agency Residential Collateralized Mortgage Obligations - 2.9%
30,000,000	CIM Trust, Series 2016-1RR-B2	8.18%	#^Þ	07/26/2055	28,991,244
15,000,000	CIM Trust, Series 2016-2RR-B2	8.02%	#^Þ	02/25/2056	14,654,581
15,000,000	CIM Trust, Series 2016-3RR-B2	7.94%	#^Þ	02/27/2056	14,574,092
1,924,014	Wachovia Mortgage Loan Trust, Series 2007-A-4A1	3.69%	#	03/20/2037	1,748,732

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $53,327,568)					59,968,649

US Corporate Bonds - 30.0%
12,328,000	Alliance One International, Inc.	8.50%	^	04/15/2021	12,728,660
15,310,000	AMC Merger, Inc.	8.00%	^	05/15/2025	12,783,850
5,717,000	American Tire Distributors, Inc.	10.25%	^z	03/01/2022	1,286,325
7,988,000	Argos Merger Sub, Inc.	7.13%	^z	03/15/2023	5,402,284
11,036,000	AssuredPartners, Inc.	7.00%	^	08/15/2025	10,649,740
14,865,000	Avantor, Inc.	9.00%	^z	10/01/2025	15,016,623
11,565,000	BCD Acquisition, Inc.	9.63%	^	09/15/2023	12,374,550
20,820,000	BlueLine Rental Finance Corporation	9.25%	^	03/15/2024	22,202,448
2,960,000	Boyne USA, Inc.	7.25%	^z	05/01/2025	3,100,600
7,250,000	Calfrac Holdings LP	8.50%	^	06/15/2026	7,295,312
14,080,000	CB Escrow Corporation	8.00%	^	10/15/2025	13,200,000
16,160,000	Cengage Learning, Inc.	9.50%	^z	06/15/2024	13,736,000
7,325,000	Constellation Merger Sub, Inc.	8.50%	^	09/15/2025	7,004,531
5,160,000	CSI Compressco LP	7.50%	^z	04/01/2025	5,205,150
12,000,000	Deck Chassis Acquisition, Inc.	10.00%	^	06/15/2023	12,780,000
15,365,000	DJO Finance, LLC	8.13%	^z	06/15/2021	15,629,278
10,575,000	EES Finance Corporation	8.13%		05/01/2025	11,183,062
15,745,000	Embarq Corporation	8.00%	z	06/01/2036	14,938,069
7,375,000	Engility Corporation	8.88%		09/01/2024	7,734,531
19,615,000	Ensemble S Merger Sub, Inc.	9.00%	^	09/30/2023	20,691,373
1,785,000	EP Energy LLC	9.38%	^z	05/01/2024	1,472,625
2,330,000	EP Energy LLC	7.75%	^	05/15/2026	2,388,250
7,225,000	Flex Acquisition Company, Inc.	6.88%	^z	01/15/2025	6,990,187
1,255,000	Flex Acquisition Company, Inc.	7.88%	^	07/15/2026	1,253,243
9,200,000	Foresight Energy LLC	11.50%	^z	04/01/2023	8,188,000
6,170,000	Frontier Communications Corporation	8.50%		04/15/2020	6,320,486
11,253,000	FTS International, Inc.	6.25%		05/01/2022	11,407,166
13,540,000	Genesys Telecommunications Laboratories, Inc.	10.00%	^z	11/30/2024	15,146,182
4,415,000	Hexion, Inc.	13.75%	^z	02/01/2022	4,028,688
18,755,000	Hexion, Inc.	10.38%	^z	02/01/2022	18,473,675
5,759,000	Hillman Group, Inc.	6.38%	^z	07/15/2022	5,543,038
7,500,000	Indigo Natural Resources LLC	6.88%	^	02/15/2026	7,293,750
10,770,000	Iridium Communications, Inc.	10.25%	^z	04/15/2023	11,631,600
8,835,000	JBS USA Finance, Inc.	7.25%	^	06/01/2021	8,967,525
3,055,000	JBS USA Finance, Inc.	7.25%	^	06/01/2021	3,100,825
5,970,000	JBS USA Finance, Inc.	6.75%	^	02/15/2028	5,647,322
6,753,000	Kindred Healthcare, Inc.	8.75%	z	01/15/2023	7,196,199
7,850,000	Legacy Reserves LP	6.63%		12/01/2021	6,280,000
3,615,000	Matterhorn Merger Sub LLC	8.50%	^z	06/01/2026	3,497,513
6,600,000	Moss Creek Resources Holdings, Inc.	7.50%	^	01/15/2026	6,474,006
9,780,000	NGL Energy Finance Corporation	7.50%	z	11/01/2023	9,914,475
7,315,000	Noble Holding International Ltd.	7.88%	^z	02/01/2026	7,543,594
11,350,000	Onex York Acquisition Corporation	8.50%	^	10/01/2022	10,471,624
9,514,000	OPE KAG Finance Sub, Inc.	7.88%	^	07/31/2023	9,751,850
7,455,000	Par Petroleum Finance Corporation	7.75%	^	12/15/2025	7,604,100
6,800,000	PetSmart, Inc.	8.88%	^z	06/01/2025	4,505,000
10,825,000	Polaris Intermediate Corporation (PIK 9.25%)	8.50%	^	12/01/2022	11,203,875
8,195,000	Prime Security Services Borrower LLC	9.25%	^z	05/15/2023	8,768,650
7,140,000	Radiate Finance, Inc.	6.63%	^z	02/15/2025	6,550,950
12,280,000	Riverbed Technology, Inc.	8.88%	^z	03/01/2023	11,687,490
6,340,000	Sanchez Energy Corporation	7.75%	z	06/15/2021	5,436,550
9,970,000	Solera Finance, Inc.	10.50%	^z	03/01/2024	11,122,831
11,385,000	Sprint Corporation	7.63%	z	03/01/2026	11,626,931
3,840,000	Staples, Inc.	8.50%	^z	09/15/2025	3,590,400
7,296,000	SunCoke Energy Partners Finance Corporation	7.50%	^	06/15/2025	7,460,160
12,833,000	Tapstone Energy Finance Corporation	9.75%	^	06/01/2022	11,260,958
8,145,000	Team Health Holdings, Inc.	6.38%	^z	02/01/2025	7,045,425
15,500,000	Tempo Acquisition Finance Corporation	6.75%	^z	06/01/2025	14,918,750
5,195,000	Tenet Healthcare Corporation	8.13%	z	04/01/2022	5,441,763
9,397,000	THC Escrow Corporation	7.00%	^z	08/01/2025	9,361,761
3,724,000	Trident Merger Sub, Inc.	6.63%	^z	11/01/2025	3,640,210
10,280,000	Triumph Group, Inc.	7.75%	z	08/15/2025	10,202,900
12,956,000	Universal Hospital Services, Inc.	7.63%		08/15/2020	12,972,195
7,645,000	Valeant Pharmaceuticals International, Inc.	9.25%	^	04/01/2026	7,960,356
2,585,000	Valeant Pharmaceuticals International, Inc.	8.50%	^z	01/31/2027	2,630,238
7,675,000	Vine Oil & Gas Finance Corporation	8.75%	^	04/15/2023	7,118,563
9,120,000	Vizient, Inc.	10.38%	^	03/01/2024	10,100,400
5,500,000	Wand Merger Corporation	0.00%	^	07/15/2026	5,568,750
7,390,000	Weatherford International Ltd.	9.88%	z	02/15/2024	7,498,485
11,065,000	Xerium Technologies, Inc.	9.50%	z	08/15/2021	11,687,406

Total US Corporate Bonds (Cost $630,469,484)					620,889,306

US Government and Agency Mortgage Backed Obligations - 5.8%
11,523,722	Federal Home Loan Mortgage Corporation, Series 3631-SJ, (-1 x 1 Month LIBOR USD + 6.24%, 6.24% Cap)	4.17%	I/FI/O	02/15/2040	1,615,668
10,607,697	Federal Home Loan Mortgage Corporation, Series 3770-SP, (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.43%	I/FI/O	11/15/2040	832,581
29,584,272	Federal Home Loan Mortgage Corporation, Series 3980-SX, (-1 x 1 Month LIBOR USD + 6.50%, 6.50% Cap)	4.43%	I/FI/O	01/15/2042	5,176,833
14,994,386	Federal Home Loan Mortgage Corporation, Series 4212-NS, (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	2.91%	I/F	06/15/2043	12,422,764
5,670,058	Federal National Mortgage Association, Series 2006-83-SH, (-1 x 1 Month LIBOR USD + 6.56%, 6.56% Cap)	4.47%	I/FI/O	09/25/2036	919,726
10,534,200	Federal National Mortgage Association, Series 2007-22-S, (-1 x 1 Month LIBOR USD + 6.75%, 6.75% Cap)	4.66%	I/FI/O	03/25/2037	1,687,928
22,611,344	Federal National Mortgage Association, Series 2010-123-SK, (-1 x 1 Month LIBOR USD + 6.05%, 6.05% Cap)	3.96%	I/FI/O	11/25/2040	3,464,221
29,058,407	Federal National Mortgage Association, Series 2012-52-PS, (-1 x 1 Month LIBOR USD + 6.58%, 6.58% Cap)	4.49%	I/FI/O	05/25/2042	4,986,725
21,621,450	Federal National Mortgage Association, Series 2013-55-US, (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.86%	I/F	06/25/2043	17,953,123
34,852,144	Federal National Mortgage Association, Series 2013-58-KS, (-2 x 1 Month LIBOR USD + 5.93%, 5.93% Cap)	2.79%	I/F	06/25/2043	25,969,183
20,843,792	Federal National Mortgage Association, Series 2013-58-SC, (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.86%	I/F	06/25/2043	17,094,269
35,319,561	Federal National Mortgage Association, Series 2013-64-SH, (-2 x 1 Month LIBOR USD + 6.00%, 6.00% Cap)	2.86%	I/F	06/25/2043	27,147,526

Total US Government and Agency Mortgage Backed Obligations (Cost $144,866,562)					119,270,547

Exchange Traded Funds and Common Stocks - 0.5%
591,135	Frontera Energy Corporation * z				8,586,241
118,287	SandRidge Energy, Inc. *				2,098,412

Total Exchange Traded Funds and Common Stocks (Cost $55,058,640)					10,684,653

Short Term Investments - 0.4%
2,465,100	BlackRock Liquidity Funds FedFund - Institutional Shares	1.78%	◆		2,465,100
2,465,033	Fidelity Institutional Money Market Government Portfolio - Class I	1.76%	◆		2,465,033
2,465,200	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	1.80%	◆		2,465,200

Total Short Term Investments (Cost $7,395,333)					7,395,333

Total Investments - 144.6% (Cost $3,186,417,079) ‡					2,988,100,744
Liabilities in Excess of Other Assets - (44.6)%					(921,693,243)

NET ASSETS - 100.0%					$2,066,407,501

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2018, the value of these securities amounted to $1,726,492,819 or 83.6% of net assets.

#	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2018.

¥	Illiquid security

†	Perpetual Maturity

I/O	Interest only security

I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

*	Non-income producing security

◆	Seven-day yield as of June 30, 2018

Ω	Security is in default or has failed to make a scheduled payment. Income is not being accrued.

Þ	Value determined using significant unobservable inputs.

PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

z	Security, or portion of security, is on loan as of June 30, 2018 pursuant to the Liquidity Agreement.

‡	Under the Fund’s Liquidity Agreement, the Lender, through their agent, have been granted a security interest in all of the Fund’s investments in consideration of the Fund’s borrowings under the line of credit with the Lender.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Foreign Corporate Bonds	62.6%
US Corporate Bonds	30.0%
Non-Agency Commercial Mortgage Backed Obligations	13.5%
Bank Loans	12.3%
Collateralized Loan Obligations	11.6%
US Government and Agency Mortgage Backed Obligations	5.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.7%
Non-Agency Residential Collateralized Mortgage Obligation	2.9%
Municipal Bonds	0.9%
Exchange Traded Funds and Common Stocks	0.5%
Asset Backed Obligations	0.4%
Short Term Investments	0.4%
Other Assets and Liabilities	(44.6)%

100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:

Energy	15.1%
Non-Agency Commercial Mortgage Backed Obligations	13.5%
Collateralized Loan Obligations	11.6%
Consumer Products	9.3%
Banking	7.7%
Telecommunications	7.3%
Healthcare	6.4%
Utilities	6.0%
US Government and Agency Mortgage Backed Obligations	5.8%
Finance	5.8%
Building and Development (including Steel/Metals)	5.7%
Transportation	4.7%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	3.7%
Media	3.3%
Pulp & Paper	3.0%
Non-Agency Residential Collateralized Mortgage Obligations	2.9%
Technology	2.8%
Chemical Products	2.4%
Insurance	2.0%
Automotive	1.9%
Electronics/Electric	1.8%
Conglomerates	1.8%
Construction	1.8%
Retailers (other than Food/Drug)	1.7%
Containers and Glass Products	1.7%
Industrial Equipment	1.5%
Chemicals/Plastics	1.5%
Hotels/Motels/Inns and Casinos	1.4%
Environmental Control	1.3%
Business Equipment and Services	1.2%
Food Products	1.2%
Commercial Services	1.1%
Aerospace & Defense	1.1%
Mining	0.9%
Municipal Bonds	0.9%
Beverage and Tobacco	0.6%
Pharmaceuticals	0.5%
Leisure	0.5%
Asset Backed Obligations	0.4%
Short Term Investments	0.4%
Food/Drug Retailers	0.2%
Food Service	0.2%
Other Assets and Liabilities	(44.6)%

100.0%

COUNTRY BREAKDOWN as a % of Net Assets:

United States	77.3%
Brazil	17.2%
Mexico	10.0%
Argentina	9.7%
Colombia	6.6%
Peru	4.6%
Canada	4.0%
Dominican Republic	3.9%
Guatemala	1.7%
Jamaica	1.7%
Chile	1.6%
South Africa	1.4%
Costa Rica	1.3%
United Kingdom	1.1%
El Salvador	0.9%
Luxembourg	0.6%
Panama	0.6%
Netherlands	0.3%
India	0.1%
Other Assets and Liabilities	(44.6)%

100.0%

Notes to Schedule of Investments

June 30, 2018 (Unaudited)

Organization

DoubleLine Income Solutions Fund (the “Fund”) was formed as a closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. The Fund has previously operated as a non-diversified fund and may operate as a non-diversified fund in the future to the extent permitted by applicable law. The Fund was organized as a Massachusetts business trust on January 10, 2013 and commenced operations on April 26, 2013. The Fund is listed on the New York Stock Exchange (“NYSE”) under the symbol “DSL”. The Fund’s primary investment objective is to seek high current income and its secondary objective is to seek capital appreciation.

Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as foreign currency exchange contracts, options contracts, futures, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy. As of June 30, 2018, the Fund has no derivative instruments.

The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells to a financial institution a security that it holds with an agreement to repurchase the same security at an agreed-upon price and date. A reverse repurchase agreement involves the risk that the market value of the security may decline below the repurchase price of the security. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreements. As of June 30, 2018, the Fund had no outstanding reverse repurchase agreements.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2018:

Category
Investments in Securities
Level 1
Money Market Funds	$7,395,333
Exchange Traded Funds and Common Stocks	10,684,653

Total Level 1	18,079,986
Level 2
Foreign Corporate Bonds	1,294,766,934
US Corporate Bonds	620,889,306
Bank Loans	250,979,711
Collateralized Loan Obligations	240,368,251
Non-Agency Commercial Mortgage Backed Obligations	142,992,651
US Government and Agency Mortgage Backed Obligations	119,270,547
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	76,063,674
Municipal Bonds	18,337,500
Asset Backed Obligations	8,072,075
Non-Agency Residential Collateralized Mortgage Obligations	1,748,732

Total Level 2	2,773,489,381
Level 3
Non-Agency Commercial Mortgage Backed Obligations	135,608,002
Non-Agency Residential Collateralized Mortgage Obligations	58,219,917
Bank Loans	2,703,458

Total Level 3	196,531,377

Total	$2,988,100,744

See the Schedule of Investments for further disaggregation of investment categories.

The following amounts were transferred between Level 1 to Level 2 as of June 30, 2018. Transfers between Level 1 and Level 2 were due to changes in observable and/or unobservable inputs from the prior fiscal year end.

Transfers Out of Level 2	Transfers Into Level 1
$(8,586,241)	$8,586,241

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 9/30/2017	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation) [3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3 [4]	Transfers Out of Level 3 [4]	Fair Value as of 6/30/2018	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2018 [3]
Investments in Securities
Non-Agency Commercial Mortgage Backed Obligations	$149,605,764	$(3,266,662)	$97,369	$3,500,108	$-	$(14,909,578)	$581,001	$-	$135,608,002	$(2,030,637)
Non-Agency Residential Collateralized Mortgage Obligations	-	-	-	-	-	-	58,219,917	-	58,219,917	-
Bank Loans	-	-	-	-	-	-	2,703,458	-	2,703,458	-
U.S. Corporate Bonds	100,000	(6,598,063)	6,582,359	-	-	(84,296)	-	-	-	-

Total	$149,705,764	$(9,864,725)	$6,679,728	$3,500,108	$-	$(14,993,874)	$61,504,376	$-	$196,531,377	$(2,030,637)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2018 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2018 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Commercial Mortgage Backed Obligations	$135,608,002	Market Comparables	Yields	9.10% - 45.71%	Increase in yields would result in the decrease in the fair value of the security
Non-Agency Residential Collateralized Mortgage Obligations	$58,219,917	Market Comparables	Market Quotes	$96.64 - $97.70	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Bank Loans	$2,703,458	Market Comparables	Market Quotes	$100.75	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Income Solutions Fund

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       8/24/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President and Chief Executive Officer

Date                       8/24/2018

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                       8/24/2018